Finance cost - net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Finance cost - net [Abstract]
Summary of detailed information about net finance costs
Breakdown for finance income, finance expenses and net foreign exchange gains or losses:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Finance income
- Net foreign exchange gains	—	5,354	2,379
- Interest income	310	121	7

Total finance income	310	5,475	2,386

Finance expenses
- Interest expense on lease liabilities	(7,178)	(6,658)	(5,586)
- Interest expense on borrowings	(12,417)	(12,438)	(5,357)
- Net foreign exchange losses	(609)	—	—
- Other	(537)	(935)	(756)

Total finance expenses	(20,741)	(20,031)	(11,699)

Total finance cost - net	(20,431)	(14,556)	(9,313)